Condensed Statements of Changes In Shareholders’ Deficit (Unaudited) (Parentheticals) - shares	3 Months Ended	10 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Sale of private placement warrants	7,650,000	7,650,000